Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Perkins Discovery Fund (Investor Class Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent	24.96%	5.60%	6.39%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	34.38%	14.12%	11.32%
Wilshire US Micro Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.43%	1.46%	2.75%